ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Reinsurance receivable	$ 12	$ 2
Accrued investment income	21	7
Due from related party	10	0
Other assets	4	4
Total accounts receivable and other	$ 47	$ 13